SHARE CAPITAL (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2019 CAD ($) option	Dec. 31, 2018 CAD ($) option
Number of Options
Balance at beginning of period | option	9,894,211	9,861,114
Granted | option	468,000	2,811,000
Forfeited | option	(459,178)	(1,367,708)
Exercised | option	(1,063,320)	(1,410,195)
Balance at end of period | option	8,839,713	9,894,211
Weighted Average Exercise Price
Balance at beginning of period | $	$ 2.31	$ 1.76
Granted | $	3.53	4.16
Forfeited | $	0.74	3.62
Exercised | $	3.54	0.85
Balance at end of period | $	$ 2.50	$ 2.31